Segment information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue		$ 17,350	$ 22,478	$ 18,302
Geographical analysis of long-lived assets	[1]	734	771
The PRC
Revenue		7,740	10,604	9,327
Geographical analysis of long-lived assets	[1]	274	291
Hong Kong
Revenue		9,270	11,687	8,726
Geographical analysis of long-lived assets	[1]	460	480
Others
Revenue		$ 340	$ 187	$ 249

[1]	Long-lived assets represent property, plant and equipment, net.